Expense Example - VegaShares US Equity Autocallable Conservative Income ETF - VegaShares US Equity Autocallable Conservative Income ETF	Sep. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	$ 237